FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 16,537	$ 15,376
Debt	20,817	20,897
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	16,304	15,605
Debt	$ 20,394	$ 21,091